Distribution Date:	10/18/21	CD 2018-CD7 Mortgage Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-CD7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	KeyBank National Association
Additional Information	5
			Michael Tilden	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			CMBS Notices		cmbs.notices@parkbridgefinancial.com
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Directing Holder	RREF III-D AIV RR H, LLC
Modified Loan Detail	23		-
Historical Liquidated Loan Detail	24		, | ,
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12512JAR5	3.282000%	15,321,000.00	7,958,908.60	376,010.17	21,767.62	0.00	0.00	397,777.79	7,582,898.43	30.33%	30.00%
A-2	12512JAS3	3.494000%	5,757,000.00	5,757,000.00	0.00	16,762.47	0.00	0.00	16,762.47	5,757,000.00	30.33%	30.00%
A-SB	12512JAT1	4.213000%	32,486,000.00	32,486,000.00	0.00	114,052.93	0.00	0.00	114,052.93	32,486,000.00	30.33%	30.00%
A-3	12512JAV6	4.013000%	200,000,000.00	200,000,000.00	0.00	668,833.33	0.00	0.00	668,833.33	200,000,000.00	30.33%	30.00%
A-4	12512JAW4	4.279000%	248,645,000.00	248,645,000.00	0.00	886,626.63	0.00	0.00	886,626.63	248,645,000.00	30.33%	30.00%
A-M	12512JAY0	4.510000%	60,086,000.00	60,086,000.00	0.00	225,823.22	0.00	0.00	225,823.22	60,086,000.00	21.86%	21.63%
B	12512JAZ7	4.659000%	31,388,000.00	31,388,000.00	0.00	121,863.91	0.00	0.00	121,863.91	31,388,000.00	17.44%	17.25%
C	12512JBA1	4.850626%	33,182,000.00	33,182,000.00	0.00	134,127.89	0.00	0.00	134,127.89	33,182,000.00	12.76%	12.63%
D	12512JAE4	3.100626%	20,444,000.00	20,444,000.00	0.00	52,824.33	0.00	0.00	52,824.33	20,444,000.00	9.88%	9.78%
E-RR	12512JAG9	4.850626%	15,428,000.00	15,428,000.00	0.00	62,362.88	0.00	0.00	62,362.88	15,428,000.00	7.71%	7.63%
F-RR	12512JAJ3	4.850626%	17,039,000.00	17,039,000.00	0.00	68,874.85	0.00	0.00	68,874.85	17,039,000.00	5.31%	5.25%
G-RR	12512JAL8	4.850626%	7,175,000.00	7,175,000.00	0.00	29,002.70	0.00	0.00	29,002.70	7,175,000.00	4.30%	4.25%
H-RR*	12512JAN4	4.850626%	30,491,712.00	30,491,712.00	0.00	99,843.14	0.00	0.00	99,843.14	30,491,712.00	0.00%	0.00%
R	12512JAQ7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			717,442,712.00	710,080,620.60	376,010.17	2,502,765.90	0.00	0.00	2,878,776.07	709,704,610.43

Notional Certificates
X-A	12512JAX2	0.668788%	562,295,000.00	554,932,908.60	0.00	309,277.08	0.00	0.00	309,277.08	554,556,898.43
X-B	12512JAA2	0.093151%	64,570,000.00	64,570,000.00	0.00	5,012.29	0.00	0.00	5,012.29	64,570,000.00
X-D	12512JAC8	1.750000%	20,444,000.00	20,444,000.00	0.00	29,814.17	0.00	0.00	29,814.17	20,444,000.00
Notional SubTotal			647,309,000.00	639,946,908.60	0.00	344,103.54	0.00	0.00	344,103.54	639,570,898.43

Deal Distribution Total					376,010.17	2,846,869.44	0.00	0.00	3,222,879.61

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12512JAR5	519.47709680	24.54214281	1.42077018	0.00000000	0.00000000	0.00000000	0.00000000	25.96291300	494.93495398
A-2	12512JAS3	1,000.00000000	0.00000000	2.91166754	0.00000000	0.00000000	0.00000000	0.00000000	2.91166754	1,000.00000000
A-SB	12512JAT1	1,000.00000000	0.00000000	3.51083328	0.00000000	0.00000000	0.00000000	0.00000000	3.51083328	1,000.00000000
A-3	12512JAV6	1,000.00000000	0.00000000	3.34416665	0.00000000	0.00000000	0.00000000	0.00000000	3.34416665	1,000.00000000
A-4	12512JAW4	1,000.00000000	0.00000000	3.56583334	0.00000000	0.00000000	0.00000000	0.00000000	3.56583334	1,000.00000000
A-M	12512JAY0	1,000.00000000	0.00000000	3.75833339	0.00000000	0.00000000	0.00000000	0.00000000	3.75833339	1,000.00000000
B	12512JAZ7	1,000.00000000	0.00000000	3.88250000	0.00000000	0.00000000	0.00000000	0.00000000	3.88250000	1,000.00000000
C	12512JBA1	1,000.00000000	0.00000000	4.04218823	0.00000000	0.00000000	0.00000000	0.00000000	4.04218823	1,000.00000000
D	12512JAE4	1,000.00000000	0.00000000	2.58385492	0.00000000	0.00000000	0.00000000	0.00000000	2.58385492	1,000.00000000
E-RR	12512JAG9	1,000.00000000	0.00000000	4.04218823	0.00000000	0.00000000	0.00000000	0.00000000	4.04218823	1,000.00000000
F-RR	12512JAJ3	1,000.00000000	0.00000000	4.04218851	0.00000000	0.00000000	0.00000000	0.00000000	4.04218851	1,000.00000000
G-RR	12512JAL8	1,000.00000000	0.00000000	4.04218815	0.00000000	0.00000000	0.00000000	0.00000000	4.04218815	1,000.00000000
H-RR	12512JAN4	1,000.00000000	0.00000000	3.27443536	0.76775256	17.27070523	0.00000000	0.00000000	3.27443536	1,000.00000000
R	12512JAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12512JAX2	986.90706586	0.00000000	0.55002637	0.00000000	0.00000000	0.00000000	0.00000000	0.55002637	986.23835963
X-B	12512JAA2	1,000.00000000	0.00000000	0.07762568	0.00000000	0.00000000	0.00000000	0.00000000	0.07762568	1,000.00000000
X-D	12512JAC8	1,000.00000000	0.00000000	1.45833350	0.00000000	0.00000000	0.00000000	0.00000000	1.45833350	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	21,767.62	0.00	21,767.62	0.00	0.00	0.00	21,767.62	0.00
A-2	09/01/21 - 09/30/21	30	0.00	16,762.47	0.00	16,762.47	0.00	0.00	0.00	16,762.47	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	114,052.93	0.00	114,052.93	0.00	0.00	0.00	114,052.93	0.00
A-3	09/01/21 - 09/30/21	30	0.00	668,833.33	0.00	668,833.33	0.00	0.00	0.00	668,833.33	0.00
A-4	09/01/21 - 09/30/21	30	0.00	886,626.63	0.00	886,626.63	0.00	0.00	0.00	886,626.63	0.00
X-A	09/01/21 - 09/30/21	30	0.00	309,277.08	0.00	309,277.08	0.00	0.00	0.00	309,277.08	0.00
X-B	09/01/21 - 09/30/21	30	0.00	5,012.29	0.00	5,012.29	0.00	0.00	0.00	5,012.29	0.00
X-D	09/01/21 - 09/30/21	30	0.00	29,814.17	0.00	29,814.17	0.00	0.00	0.00	29,814.17	0.00
A-M	09/01/21 - 09/30/21	30	0.00	225,823.22	0.00	225,823.22	0.00	0.00	0.00	225,823.22	0.00
B	09/01/21 - 09/30/21	30	0.00	121,863.91	0.00	121,863.91	0.00	0.00	0.00	121,863.91	0.00
C	09/01/21 - 09/30/21	30	0.00	134,127.89	0.00	134,127.89	0.00	0.00	0.00	134,127.89	0.00
D	09/01/21 - 09/30/21	30	0.00	52,824.33	0.00	52,824.33	0.00	0.00	0.00	52,824.33	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	62,362.88	0.00	62,362.88	0.00	0.00	0.00	62,362.88	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	68,874.85	0.00	68,874.85	0.00	0.00	0.00	68,874.85	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	29,002.70	0.00	29,002.70	0.00	0.00	0.00	29,002.70	0.00
H-RR	09/01/21 - 09/30/21	30	503,203.28	123,253.24	0.00	123,253.24	23,410.09	0.00	0.00	99,843.14	526,613.37
Totals			503,203.28	2,870,279.54	0.00	2,870,279.54	23,410.09	0.00	0.00	2,846,869.44	526,613.37

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,222,879.61
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,886,289.79	Master Servicing Fee	7,942.84
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,775.32
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	295.87
ARD Interest	0.00	Operating Advisor Fee	1,996.23
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,886,289.79	Total Fees	16,010.26

Principal		Expenses/Reimbursements
Scheduled Principal	376,010.17	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,666.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,743.43
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	376,010.17	Total Expenses/Reimbursements	23,410.10

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,846,869.44
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	376,010.17
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,222,879.61
Total Funds Collected	3,262,299.96	Total Funds Distributed	3,262,299.97

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	710,080,620.84	710,080,620.84	Beginning Certificate Balance	710,080,620.60
(-) Scheduled Principal Collections	376,010.17	376,010.17	(-) Principal Distributions	376,010.17
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	709,704,610.67	709,704,610.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	710,288,553.96	710,288,553.96	Ending Certificate Balance	709,704,610.43
Ending Actual Collateral Balance	709,915,516.45	709,915,516.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.24)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.24)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	8,183,867.82	1.15%	81	5.4469	NAP	Defeased	1	8,183,867.82	1.15%	81	5.4469	NAP
	7,499,999 or less	11	55,474,361.00	7.82%	75	5.1257	1.809379	1.44 or less	11	227,796,574.26	32.10%	79	4.7566	1.184374
7,500,000 to 14,999,999		15	160,890,093.64	22.67%	81	5.0926	1.819702	1.45 to 1.49	2	15,912,095.93	2.24%	79	5.2026	1.472703
15,000,000 to 24,999,999		3	59,903,091.74	8.44%	81	5.1839	1.712538	1.5 to 1.74	8	169,526,809.38	23.89%	80	4.8085	1.609229
25,000,000 to 49,999,999		10	314,753,196.47	44.35%	81	4.7707	1.634904	1.75 to 1.99	7	117,617,963.87	16.57%	82	5.0171	1.821691
	50,000,000 or greater	2	110,500,000.00	15.57%	81	4.5366	1.370045	2.0 to 2.49	8	139,580,786.32	19.67%	81	4.9373	2.131641
	Totals	42	709,704,610.67	100.00%	80	4.8776	1.653964	2.5 to 3.49	5	31,086,513.09	4.38%	80	5.0289	2.698165
								3.5 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	709,704,610.67	100.00%	80	4.8776	1.653964
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	8,183,867.82	1.15%	81	5.4469	NAP
							Defeased	1	8,183,867.82	1.15%	81	5.4469	NAP
Alabama	2	25,472,402.44	3.59%	81	4.4500	1.300000
							Industrial	6	32,830,000.00	4.63%	81	5.0050	1.830000
Arizona	3	15,031,543.40	2.12%	82	5.0628	2.102563
							Lodging	10	99,176,052.81	13.97%	81	4.9742	1.886873
California	1	10,467,493.55	1.47%	80	5.1200	2.090000
							Mobile Home Park	1	3,499,297.46	0.49%	81	5.1460	2.240000
Florida	4	110,285,382.74	15.54%	81	4.5750	1.778424
							Multi-Family	28	153,414,160.45	21.62%	81	4.7534	1.430007
Georgia	3	18,362,598.34	2.59%	70	5.3003	1.465403
							Office	7	187,291,927.15	26.39%	81	5.0407	1.665580
Illinois	5	10,700,000.01	1.51%	81	4.8070	1.680000
							Other	1	25,300,000.00	3.56%	82	4.5530	1.320000
Indiana	1	3,810,000.00	0.54%	81	5.0050	1.830000
							Retail	12	158,972,884.10	22.40%	79	4.6565	1.688264
Louisiana	1	5,687,402.33	0.80%	82	5.1250	1.250000
							Self Storage	6	41,036,420.88	5.78%	82	5.1822	1.792232
Maryland	1	9,210,000.00	1.30%	81	4.6300	2.610000
							Totals	72	709,704,610.67	100.00%	80	4.8776	1.653964
Massachusetts	1	19,912,138.27	2.81%	80	5.1760	1.600000

Michigan	9	83,452,594.25	11.76%	81	5.0720	1.945760

Mississippi	1	12,204,317.94	1.72%	81	5.2840	1.190000

New Jersey	2	60,300,000.00	8.50%	80	4.9970	1.517347

New York	20	97,259,999.97	13.70%	80	4.6319	1.183563

North Carolina	2	9,386,867.03	1.32%	78	5.7395	2.560000

Ohio	1	8,900,000.00	1.25%	81	5.0050	1.830000

Pennsylvania	2	41,600,000.00	5.86%	82	4.7484	2.006683

South Carolina	2	2,749,724.17	0.39%	21	5.7070	1.230000

South Dakota	1	2,810,000.00	0.40%	81	5.0050	1.830000

Tennessee	1	6,200,000.00	0.87%	81	5.0050	1.830000

Texas	5	39,518,278.41	5.57%	81	5.0663	1.658704

Virginia	2	75,500,000.00	10.64%	81	4.8578	1.395232

Washington	1	32,700,000.00	4.61%	82	5.0000	2.020000

Totals	72	709,704,610.67	100.00%	80	4.8776	1.653964

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	8,183,867.82	1.15%	81	5.4469	NAP	Defeased	1	8,183,867.82	1.15%	81	5.4469	NAP
	3.9999% or less	1	42,000,000.00	5.92%	80	3.9012	1.130000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	1	60,000,000.00	8.45%	81	4.1212	1.530000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	2	29,502,259.64	4.16%	81	4.4363	1.468012	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	94,510,000.00	13.32%	82	4.6036	1.847255	37 months to 48 months	41	701,520,742.85	98.85%	80	4.8710	1.655994
	4.7500% to 4.9999%	5	52,574,661.10	7.41%	81	4.8168	1.942983	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	28	422,933,822.11	59.59%	80	5.1705	1.660800	Totals	42	709,704,610.67	100.00%	80	4.8776	1.653964
	Totals	42	709,704,610.67	100.00%	80	4.8776	1.653964
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	8,183,867.82	1.15%	81	5.4469	NAP	Defeased	1	8,183,867.82	1.15%	81	5.4469	NAP
	60 months or less	1	5,499,448.33	0.77%	21	5.7070	1.230000	Interest Only	13	354,020,000.00	49.88%	81	4.7377	1.508500
	61 months or greater	40	696,021,294.52	98.07%	81	4.8644	1.659360	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	709,704,610.67	100.00%	80	4.8776	1.653964	61 months or greater	28	347,500,742.85	48.96%	80	5.0067	1.806254
								Totals	42	709,704,610.67	100.00%	80	4.8776	1.653964
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	8,183,867.82	1.15%	81	5.4469	NAP				None
Underwriter's Information		1	9,386,867.01	1.32%	78	5.7395	2.560000
	12 months or less	36	635,880,677.95	89.60%	80	4.8295	1.665408
	13 months to 24 months	4	56,253,197.89	7.93%	80	5.1944	1.398727
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	709,704,610.67	100.00%	80	4.8776	1.653964
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original	Adjusted	Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	10193154	1	RT	Aventura	FL	Actual/360	4.121%	206,062.50	0.00	0.00	N/A	07/01/28	--	60,000,000.00	60,000,000.00	10/01/21
2	10193155	1	OF	Richmond	VA	Actual/360	5.030%	211,679.17	0.00	0.00	N/A	07/01/28	--	50,500,000.00	50,500,000.00	10/01/21
3	10193157	1	MF	New York	NY	Actual/360	3.901%	136,541.65	0.00	0.00	N/A	06/06/28	--	42,000,000.00	42,000,000.00	10/06/21
4	10193159	1	OF	Madison	NJ	Actual/360	5.318%	155,108.33	0.00	0.00	N/A	05/06/28	--	35,000,000.00	35,000,000.00	10/06/21
5	10193162	1	OF	Canonsburg	PA	Actual/360	4.700%	137,083.33	0.00	0.00	N/A	08/06/28	--	35,000,000.00	35,000,000.00	10/06/21
6	10193164	1	IN	Various	Various	Actual/360	5.005%	136,928.46	0.00	0.00	N/A	07/06/28	--	32,830,000.00	32,830,000.00	10/06/21
7	10193165	1	OF	Tacoma	WA	Actual/360	5.000%	136,250.00	0.00	0.00	N/A	08/06/28	--	32,700,000.00	32,700,000.00	10/06/21
8	10193166	1	MF	New York	NY	Actual/360	5.203%	138,746.67	0.00	0.00	N/A	06/01/28	--	32,000,000.00	32,000,000.00	03/01/21
9	10193167	1	LO	Key Largo	FL	Actual/360	5.144%	126,405.59	37,291.39	0.00	N/A	06/06/28	--	29,488,085.42	29,450,794.03	10/06/21
10	10193168	1	LO	Various	AL	Actual/360	4.450%	94,774.49	84,762.29	0.00	N/A	07/06/28	--	25,557,164.73	25,472,402.44	10/06/21
11	10193169	1	98	Teterboro	NJ	Actual/360	4.553%	95,992.42	0.00	0.00	N/A	08/06/28	--	25,300,000.00	25,300,000.00	10/06/21
12	10193170	1	RT	Centreville	VA	Actual/360	4.510%	93,958.33	0.00	0.00	N/A	08/06/28	--	25,000,000.00	25,000,000.00	10/06/21
13	10193171	1	MF	Petoskey	MI	Actual/360	5.180%	105,218.75	0.00	0.00	N/A	07/06/28	--	24,375,000.00	24,375,000.00	10/06/21
14	10193172	1	OF	Lawrence	MA	Actual/360	5.176%	85,989.21	23,536.64	0.00	N/A	06/06/28	--	19,935,674.91	19,912,138.27	10/06/21
15	10193173	1	SS	Various	MI	Actual/360	5.200%	67,747.95	18,187.90	0.00	N/A	08/06/28	--	15,634,141.37	15,615,953.47	10/06/21
16	10193174	1	LO	Homestead	FL	Actual/360	5.037%	58,640.92	16,831.01	0.00	N/A	07/06/28	--	13,970,439.83	13,953,608.82	10/06/21
17	10193175	1	RT	New Braunfels	TX	Actual/360	4.810%	51,277.88	18,156.24	0.00	N/A	07/06/28	--	12,792,817.34	12,774,661.10	10/06/21
18	10193176	1	RT	Biloxi	MS	Actual/360	5.284%	53,807.85	15,481.08	0.00	N/A	07/06/28	--	12,219,799.02	12,204,317.94	10/06/21
19	10193177	1	MF	Canton Township	MI	Actual/360	4.800%	50,000.00	0.00	0.00	N/A	07/06/28	--	12,500,000.00	12,500,000.00	10/06/21
20	10193178	1	SS	Various	MI	Actual/360	5.200%	54,067.00	14,445.56	0.00	N/A	08/06/28	--	12,477,000.00	12,462,554.44	10/06/21
21	10193179	1	MF	Woodhaven	MI	Actual/360	4.800%	46,280.00	0.00	0.00	N/A	07/06/28	--	11,570,000.00	11,570,000.00	10/06/21
22	10193180	1	RT	Rohnert Park	CA	Actual/360	5.120%	44,725.88	15,133.85	0.00	N/A	06/06/28	--	10,482,627.40	10,467,493.55	05/06/20
23	10193181	1	OF	Long Island City	NY	Actual/360	5.155%	46,180.21	0.00	0.00	N/A	07/06/28	--	10,750,000.00	10,750,000.00	10/06/21
24	10193182	1	MF	Various	IL	Actual/360	4.807%	42,862.42	0.00	0.00	N/A	07/06/28	--	10,700,000.00	10,700,000.00	10/06/21
25	10193183	1	RT	Palmhurst	TX	Actual/360	5.595%	45,539.15	11,263.46	0.00	N/A	08/06/28	--	9,767,110.60	9,755,847.14	10/06/21
26	10189009	1	LO	Kinston	NC	Actual/360	5.739%	44,949.11	11,059.92	0.00	N/A	04/06/28	--	9,397,926.93	9,386,867.01	10/06/21
27	10193184	1	RT	Bel Air	MD	Actual/360	4.630%	35,535.25	0.00	0.00	N/A	07/06/28	--	9,210,000.00	9,210,000.00	10/06/21
28	10193185	1	RT	Snellville	GA	Actual/360	5.235%	39,445.01	10,721.02	0.00	N/A	03/06/28	--	9,041,837.06	9,031,116.04	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 13 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original	Adjusted	Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
29	10191087	1	MF	San Antonio	TX	Actual/360	5.447%	37,186.88	8,669.78	0.00	N/A	07/06/28	--	8,192,537.60	8,183,867.82	10/06/21
30	10193186	1	SS	Schertz	TX	Actual/360	5.146%	34,878.00	9,603.05	0.00	N/A	07/06/28	--	8,133,230.65	8,123,627.60	10/06/21
31	10193187	1	MF	Brooklyn	NY	Actual/360	5.270%	35,133.33	0.00	0.00	N/A	07/06/28	--	8,000,000.00	8,000,000.00	10/06/21
32	10193188	1	LO	Port Charlotte	FL	Actual/360	5.160%	29,625.36	8,639.62	0.00	N/A	07/06/28	--	6,889,619.51	6,880,979.89	10/06/21
33	10190945	1	MF	Macon	GA	Actual/360	5.220%	28,671.12	9,302.83	0.00	N/A	07/06/28	--	6,591,060.97	6,581,758.14	10/06/21
34	10193189	1	LO	Tucson	AZ	Actual/360	5.127%	24,010.82	11,509.97	0.00	N/A	08/06/28	--	5,619,852.09	5,608,342.12	10/06/21
35	10193190	1	RT	Various	Various	Actual/360	5.707%	26,188.47	7,151.98	0.00	N/A	07/06/23	--	5,506,600.31	5,499,448.33	10/06/21
36	10193191	1	MF	Shreveport	LA	Actual/360	5.125%	24,318.64	6,717.12	0.00	N/A	08/06/28	--	5,694,119.45	5,687,402.33	10/06/21
37	10193192	1	RT	Maricopa	AZ	Actual/360	4.935%	20,685.88	0.00	0.00	N/A	08/06/28	--	5,030,000.00	5,030,000.00	10/06/21
38	10193193	1	SS	San Antonio	TX	Actual/360	5.140%	20,731.36	5,721.04	0.00	N/A	07/06/28	--	4,840,006.41	4,834,285.37	10/06/21
39	10193194	1	LO	Tucson	AZ	Actual/360	5.127%	18,808.47	9,016.15	0.00	N/A	08/06/28	--	4,402,217.43	4,393,201.28	10/06/21
40	10193195	1	LO	Irving	TX	Actual/360	4.350%	14,656.99	13,449.16	0.00	N/A	08/06/28	--	4,043,306.36	4,029,857.20	09/06/21
41	10193196	1	OF	Roseville	MI	Actual/360	5.091%	14,571.90	4,954.39	0.00	N/A	07/06/28	--	3,434,743.27	3,429,788.88	10/06/21
42	10193197	1	MH	Thomas Township	MI	Actual/360	5.146%	15,025.04	4,404.72	0.00	N/A	07/06/28	--	3,503,702.18	3,499,297.46	10/06/21
Totals								2,886,289.79	376,010.17	0.00				710,080,620.84	709,704,610.67
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent	Most Recent	Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	115,600,112.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	6,593,299.95	5,572,833.85	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	5,561,766.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	7,833,803.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	9,582,620.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	3,296,183.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	3,610,679.08	3,663,947.60	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	1,187,282.51	01/01/20	09/30/20	--	0.00	0.00	137,731.47	984,341.09	0.00	0.00
9	1	9,683,253.02	14,536,180.42	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,027,330.51	3,181,708.78	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	1,544,925.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	2,326,002.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,159,280.98	1,123,770.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	6,847,132.00	3,528,246.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	1,558,724.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	0.00	702,916.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	1,211,165.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,115,107.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	1,276,950.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,244,990.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,334,833.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	0.00	0.00	--	--	--	0.00	0.00	59,701.88	896,779.69	0.00	0.00
23	1	832,686.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	937,453.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	0.00	0.00	--	--	09/11/20	0.00	0.00	0.00	0.00	0.00	0.00
27	1	1,204,147.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	852,607.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent	Most Recent	Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1	724,388.86	738,794.66	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	781,630.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	656,764.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	727,723.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	545,735.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	580,925.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	438,753.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	675,587.69	431,143.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	394,719.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	802,827.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	0.00	0.00	--	--	--	0.00	0.00	28,078.15	28,078.15	0.00	0.00
41	1	662,259.70	728,878.74	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	469,404.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		195,695,779.41	35,395,702.36				0.00	0.00	225,511.50	1,909,198.93	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	42,467,493.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.877617%	4.850552%	80
09/17/21	0	0.00	0	0.00	2	42,482,627.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.877682%	4.850622%	81
08/17/21	0	0.00	0	0.00	2	42,496,210.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.877729%	4.850672%	82
07/16/21	0	0.00	0	0.00	2	42,509,733.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.877766%	4.850712%	83
06/17/21	0	0.00	1	32,000,000.00	1	10,524,688.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.877805%	4.850753%	84
05/17/21	1	32,000,000.00	2	13,531,807.32	1	10,538,086.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.877824%	4.850775%	85
04/16/21	2	36,108,369.81	1	9,447,447.65	1	10,552,920.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.877852%	4.850806%	86
03/17/21	1	32,000,000.00	0	0.00	2	20,022,717.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.877872%	4.850828%	87
02/18/21	1	32,000,000.00	0	0.00	2	20,054,457.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.877909%	4.851010%	88
01/15/21	0	0.00	0	0.00	2	20,076,543.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.877923%	4.850885%	89
12/17/20	1	32,000,000.00	0	0.00	2	20,098,523.90	0	0.00	0	0.00	1	9,488,396.92	0	0.00	0	0.00	4.877938%	4.850901%	90
11/18/20	1	32,000,000.00	0	0.00	2	20,123,575.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.877960%	4.850925%	91
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	10193166	03/01/21	6	3	137,731.47	984,341.09	3,739.08	32,000,000.00	04/20/21	13
22	10193180	05/06/20	16	3	59,701.88	896,779.69	14,847.96	10,677,648.30	06/09/20	13
40	10193195	09/06/21	0	B	28,078.15	28,078.15	400.00	4,043,306.36
Totals					225,511.50	1,909,198.93	18,987.04	46,720,954.66
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		5,499,448	5,499,448	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		704,205,162	661,737,669	42,467,494		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	709,704,611	667,237,117	0	0	42,467,494	0
Sep-21	710,080,621	667,597,993	0	0	42,482,627	0
Aug-21	710,407,948	667,911,737	0	0	42,496,211	0
Jul-21	710,711,484	668,201,750	0	0	42,509,734	0
Jun-21	711,012,433	668,487,745	0	32,000,000	10,524,688	0
May-21	711,264,965	655,195,071	32,000,000	13,531,807	10,538,087	0
Apr-21	711,540,461	655,431,723	36,108,370	9,447,448	10,552,921	0
Mar-21	711,790,756	659,768,039	32,000,000	0	20,022,717	0
Feb-21	712,098,270	660,043,812	32,000,000	0	20,054,458	0
Jan-21	712,337,051	692,260,507	0	0	20,076,544	0
Dec-20	712,574,817	660,476,293	32,000,000	0	20,098,524	0
Nov-20	712,834,473	660,710,898	32,000,000	0	20,123,575	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	10193166	32,000,000.00	32,000,000.00	34,200,000.00	07/30/21	1,174,777.76	0.92000	09/30/20	06/01/28	I/O
22	10193180	10,467,493.55	10,677,648.30	20,300,000.00	07/08/21	1,497,961.32	2.09000	12/31/19	06/06/28	319
25	10193183	9,755,847.14	9,755,847.14	15,900,000.00	07/02/18	985,835.85	1.76000	12/31/19	08/06/28	321
29	10191087	8,183,867.82	8,183,867.82		--	871,388.00	1.48000	--	07/06/28	321
Totals		60,407,208.51	60,617,363.26	70,400,000.00		4,529,962.93

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	10193166	MF	NY	04/20/21	13

" 10/12/2021 Loan transferred in April 2021 due to imminent monetary default stemming from issues relating to Covid-19. A pre-negotiation letter has been sent to Borrower. Awaiting Borrower submission of updated proposal. Lender evaluating all options.
"

22	10193180	RT	CA	06/09/20	13

" 10/12/2021 The Loan transferred for Imminent Monetary Default at Borrower’s request as a result of the COVID-19 pandemic. Borrower has submitted a contract of sale to Lender and the purchaser is proposing to assume the loan. This request is being evaluated.
"

25	10193183	RT	TX	05/12/20	9

" 10/12/2021 Loan transferred for Imminent Monetary Default at Borrower’s request as a result of the COVID-19 pandemic. Special Servicer has approved three lease modifications (executed); pending return to MS.

"

29	10191087	MF	TX	04/22/20	8
Special Servicer comments were not provided, as this loan returned to Master Servicing in the current cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
26	10189009	1	9,725,694.86	5.73900%	9,545,738.11	5.73900%	10	05/01/20	05/01/20	05/01/20
Totals			9,725,694.86		9,545,738.11
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	6,666.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	754.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	428.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	560.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,666.67	0.00	1,743.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 23,410.10

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27